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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Relational Investors LLC
                 ---------------------------------
   Address:      12400 High Bluff Drive, Suite 600
                 ---------------------------------
                 San Diego, CA 92130
                 ---------------------------------

Form 13F File Number: 028-06854
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jay N. Sitlani
         -------------------------------
Title:   Director of Operations
         -------------------------------
Phone:   858-704-3336
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ J. SITLANI San Diego           California          8/13/09
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 25
                                        --------------------

Form 13F Information Table Value Total: $ 4,807,209
                                        --------------------
                                            (thousands)

Confidential information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

                                         TITLE             VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
       NAME OF ISSUER                  OF CLASS   CUSIP   (X$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE    SHARED NONE
------------------------------------   -------- --------  --------   -------  --- ---- ------- -------- ----------- ------ ----
National Semiconductor Corp.              COM   637640103 $268,757 21,414,927 SH        SOLE            21,414,927
Baxter International Inc.                 COM   071813109 $772,157 14,579,999 SH        SOLE            14,579,999
Unum Group                                COM   91529Y106 $278,294 17,546,885 SH        SOLE            17,546,885
The Home Depot, Inc.                      COM   437076102 $639,745 27,073,432 SH        SOLE            27,073,432
The Home Depot, Inc.                      COM   437076102 $212,324  8,985,337 SH       OTHER             8,985,337
Harman International Industries Inc.      COM   413086109 $ 56,404  3,000,200 SH        SOLE             3,000,200
Charles River Lab. Intl. Inc.             COM   159864107 $ 27,478    814,150 SH        SOLE               814,150
Precision Castparts Corp.                 COM   740189105 $329,476  4,511,510 SH        SOLE             4,511,510
Yahoo! Inc.                               COM   984332106 $323,489 20,657,006 SH        SOLE            20,657,006
Plantronics, Inc.                         COM   727493108 $ 37,552  1,985,802 SH        SOLE             1,985,802
Zebra Technologies Corp.                  COM   989207105 $ 26,497  1,119,900 SH        SOLE             1,119,900
Genzyme Corporation                       COM   372917104 $381,679  6,856,100 SH        SOLE             6,856,100
International Rectifier Corp.             COM   460254105 $ 32,940  2,224,200 SH        SOLE             2,224,200
SPDR Trust Series 1                       COM   78462F103 $222,167  2,416,175 SH        SOLE             2,416,175
Burlington Northern Santa Fe Corp.        COM   12189T104 $254,586  3,461,865 SH        SOLE             3,461,865
Time Warner Inc.                          COM   887317303 $ 99,143  3,935,803 SH        SOLE             3,935,803
Prudential Financial, Inc.                COM   744320102 $ 74,447  2,000,200 SH        SOLE             2,000,200
Freeport-McMoRan Copper & Gold Inc.       COM   35671D857 $ 34,803    694,530 SH        SOLE               694,530
Occidental Petroleum Corporation          COM   674599105 $417,133  6,338,441 SH        SOLE             6,338,441
MetLife, Inc.                             COM   59156R108 $115,995  3,865,200 SH        SOLE             3,865,200
Gildan Activewear Inc.                    COM   375916103 $ 59,684  4,032,700 SH        SOLE             4,032,700
Ameriprise Financial, Inc.                COM   03076C106 $ 51,394  2,117,600 SH        SOLE             2,117,600
Cliffs Natural Resources Inc.             COM   18683K101 $ 27,901  1,140,200 SH        SOLE             1,140,200
iShares Russell Midcap Value Index        COM   464287473 $  7,265    250,700 SH        SOLE               250,700
AGCO Corporation                          COM   001084102 $ 55,899  1,922,900 SH        SOLE             1,922,900

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